Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2023
Investments in Associates and Joint Ventures
Investments in Associates and Joint Ventures
10.	Investments in Associates and Joint Ventures

At December 31, 2023 and 2022, the Group had the following investments in associates and joint ventures accounted for by the equity method:

	Ownership as of
	December 31,
	2023	2022	2023		2022
Associates:
TelevisaUnivision and subsidiaries	43.7%	44.4%	Ps.	42,326,344	Ps.	49,446,349
Other				50,277		51,864
Joint ventures:
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries (collectively “GTAC”) (1)	33.3%	33.3%		844,728		750,169
Periódico Digital Sendero, S.A.P.I. de C.V. and subsidiary (collectively, “PDS”) (2)	50.0%	50.0%		206,289		202,567
			Ps.	43,427,638	Ps.	50,450,949

(1)	GTAC was granted a 20-year contract for the lease of a pair of dark fiber wires held by the Mexican Federal Electricity Commission and a concession to operate a public telecommunications network in Mexico with an expiration date in 2030. GTAC is a joint venture in which a subsidiary of the Company, a subsidiary of Grupo de Telecomunicaciones Mexicanas, S.A. de C.V. and a subsidiary of Megacable, S.A. de C.V. have an equal equity participation of 33.3%. A subsidiary of the Company entered into long-term loans to provide financing to GTAC for an aggregate principal amount of Ps.1,399,017, with an annual interest of TIIE plus 200 basis points computed on a monthly basis and payable on an annual basis or at dates agreed by the parties. Under the terms of these long-term loans, principal amounts can be prepaid at dates agreed by the parties before their maturities between 2024 and 2032. During the years ended December 31, 2023 and 2022, GTAC paid principal and interest to the Group in connection with these long-term loans in the aggregate principal amount of Ps.178,914 and Ps.146,386, respectively. The net investment in GTAC as of December 31, 2023 and 2022, included amounts receivable in connection with these long-term loans to GTAC in the aggregate amount of Ps.948,549 and Ps.853,163, respectively. These amounts receivable are in substance a part of the Group’s net investment in this investee (see Note 15).
(2)	The Group accounts for its investment in PDS under the equity method, due to its 50% interest in this joint venture. As of December 31, 2023 and 2022, the Group’s investment in PDS included intangible assets and goodwill in the aggregate amount of Ps.113,837.

TelevisaUnivision

The Group accounts for its investment in common stock of TelevisaUnivision, the parent company of Univision Communications Inc. (“Univision”), under the equity method due to the Group’s ability to exercise significant influence, as defined under IFRS Accounting Standards, over TelevisaUnivision operations. The Group has the ability to exercise significant influence over the operating and financial policies of TelevisaUnivision because (i) it owned 9,290,999 shares of Class A Common Stock shares of TelevisaUnivision as of December 31, 2023 and 2022, and 750,000 Series B Preferred shares of TelevisaUnivision as of December 31, 2023 and 2022 representing 43.7% and 44.4% of the outstanding common and preferred shares of TelevisaUnivision on an as-converted basis (excluding unvested and/or unsettled stock, restricted stock units and options of TelevisaUnivision), respectively, and 44.4% and 45.1% of the outstanding voting common shares TelevisaUnivision, as of December 31, 2023 and 2022, respectively; and (ii) it has designated four members of the Board of Directors of TelevisaUnivision, one of which serves as the Chairman. The Chairman does not presently have a tie-breaking vote or other similar power in connection with any decisions of the Board. The governing documents of TelevisaUnivision provide for a 11-member Board of Directors; however, the Board of Directors currently consists of 10 members, and the Group has the right to appoint one additional member. Until January 31, 2022, the Group was also a party to a Program Licensing Agreement (“PLA”), as amended, with Univision, pursuant to which Univision had the right to broadcast certain Televisa content in the United States, and to another program license agreement pursuant to which the Group had the right to broadcast certain Univision content in Mexico.

On April 13, 2021, the Group and UHI announced a transaction agreement in which the Group’s content and media assets would be combined with UH II, the successor company of UHI, and the Group would continue to participate in UH II, with an equity stake of approximately 45% following the closing of the transaction. On May 18, 2021, UHI concluded a reorganization through a series of transactions (the “Reorganization”) pursuant to which, among other things, UH II acquired a controlling financial interest in UHI on that date. As a result of the Reorganization of UHI: (i) the Group and other existing stockholders of UHI exchanged their shares of the capital stock of UHI for the same number and class of newly issued shares of UH II; (ii) UHI issued common stock to a new investor and then these shares were exchanged for shares in UH II; (iii) the Group held an equity interest in the capital stock of UH II of 35.5% on an as-converted basis; and (iv) UH II became a successor company of UHI. In connection with the Reorganization of UHI, and other observable indications that the value of the Group’s net investment in UH II increased significantly during 2021 (including internal and external valuations of the recoverable amount of UH II), in the second half of 2021 the Group’s management assessed whether there was any indication that the impairment loss recognized by the Group in the first quarter of 2020 in the amount of U.S.$228.6 million (Ps.5,455,356) for its net investment in shares of UHI might no longer exist or might have decreased. As a result, of this assessment, the Group’s management concluded that there had been a change in the estimates used to determine the recoverable amount of the Group’s net investment in UH II since the last impairment loss was recognized, and the carrying amount of such net investment was increased to its recoverable amount. The reversal of the impairment loss amounted to U.S.$199.1 million (Ps.4,161,704) and was recognized in share of income of associates and joint ventures in the Group’s consolidated statement of income for the year ended December 31, 2021.

On January 31, 2022, the Group increased its investment in shares of TelevisaUnivision in the aggregate fair value amount of U.S.$1,500 million (Ps.30,912,000) comprised 3,589,664 Class A Common Stock shares of TelevisaUnivision, in the amount of U.S.$750 million (Ps.15,456,000), and 750,000 Series B Cumulative Convertible Preferred Stock shares (“Series B Preferred Shares”) of TelevisaUnivision, with an annual preferred dividend of 5.5% payable on a quarterly basis, in the amount of U.S.$750 million (Ps. 15,456,000). The Series B Preferred Shares are entitled or permitted to vote on any matter required or permitted to be voted upon by the stockholders of TelevisaUnivision. The investment in Series B Preferred Shares of TelevisaUnivision has been classified by the Group as investments in associates and joint ventures because this investment has in substance potential voting rights and gives access to the returns associated with an ownership in TelevisaUnivision. In connection with this investment, the Group received from TelevisaUnivision a preferred dividend in cash in the aggregate amount of U.S.$41.3 million (Ps.716,905) and U.S.$37.8 million (Ps.752,556) for the year ended December 31, 2023 and 2022, respectively, which was accounted for in share of income of associates in the Group’s consolidated statement of income for those periods.

In conjunction with the TelevisaUnivision Transaction, and other observable indications that the value of the Group’s net investment in TelevisaUnivision increased significantly during 2022 (including internal valuations of the recoverable amount of TelevisaUnivision), in the second quarter of 2022, the Group’s management assessed whether there was any indication that the remaining impairment loss recognized by the Group in the first quarter of 2020 for its net investment in shares of TelevisaUnivision might no longer exist or might have decreased. As a result of this assessment, the Group’s management concluded that there had been a change in the estimates used to determine the recoverable amount of the Group’s net investment in TelevisaUnivision since the last impairment loss was recognized, and the carrying amount of such net investment was increased to an amount lower than its recoverable amount. The reversal of the remaining impairment loss amounted to U.S.$29.5 million (Ps.593,838) and was recognized in share of income of associates and joint ventures in the Group’s consolidated statement of income for the year ended December 31, 2022. The Group recognized a share in loss of TelevisaUnivision for the years ended December 31, 2023 and 2022, primarily in connection with a goodwill impairment adjustment recognized by TelevisaUnivision in the fourth quarter of 2023 and 2022 (see Notes 2 (a), 3, 20, 23 and 28).

In March and December 2023, the Group recognized a dilution loss resulting from a decrease in its share in TelevisaUnivision from 44.4% to 44.0%, and from 44.0% to 43.7%, respectively, on an as-converted basis (excluding unvested and/or unsettled stock, restricted stock units and options of TelevisaUnivision).

A roll forward of investments in associates and joint ventures for the years ended December 31, 2023 and 2022, is presented as follows:

	2023		2022
At January 1	Ps.	50,450,949	Ps.	26,704,235
Reversal of impairment loss		—		593,838
Share of loss of associates and joint ventures, net		(4,803,533)		(8,724,643)
Share of other comprehensive income of associates		4,278,531		4,245,546
Long-term loans granted to GTAC, net		155,062		166,223
Foreign currency translation adjustments		(6,585,695)		(3,261,758)
GTAC payments of principal and interest		(178,914)		(146,386)
Dividends from PDS		(8,000)		(10,000)
Consideration in common and preferred stock of TelevisaUnivision (see Notes 3 and 28)		—		30,912,000
Other		119,238		(28,106)
At December 31	Ps.	43,427,638	Ps.	50,450,949

IFRS Summarized Financial Information of TelevisaUnivision

IFRS summarized financial information of TelevisaUnivision as of December 31, 2023 and 2022, respectively (amounts in thousands of U.S. dollars):

	2023		2022
Current assets (include cash and cash equivalents for U.S.$220,900 and U.S.$538,600, respectively)	U.S.$	2,751,600	U.S.$	2,444,700
Non-current assets		15,426,900		15,764,400
Total assets		18,178,500		18,209,100
Current liabilities (include financial liabilities for U.S.$46,200 and U.S.$60,100, respectively)		1,780,400		1,405,000
Non-current liabilities (include financial liabilities for U.S.$479,900 and U.S.$628,100, respectively)		13,229,000		13,600,800
Total liabilities		15,009,400		15,005,800
Total net assets	U.S.$	3,169,100	U.S.$	3,203,300

The table below reconciles the summarized financial information of TelevisaUnivision to the carrying amount of the Group’s interest TelevisaUnivision as of December 31, 2023 and 2022, respectively (amounts in thousands of U.S. dollars):

	2023		2022
Ownership as of December 31		43.7%		44.4%
Group’s share of net assets	U.S.$	1,384,364	U.S.$	1,423,488
Group’s share of net assets	Ps.	23,440,738	Ps.	27,723,859
Goodwill, purchase price allocation and other adjustments		18,885,606		21,722,490
Carrying amount of the Group’s interest in TelevisaUnivision	Ps.	42,326,344	Ps.	49,446,349

IFRS summarized financial information of TelevisaUnivision for the years ended December 31, 2023, 2022 and 2021 (amounts in thousands of U.S. dollars):

	2023		2022		2021
Revenue	U.S.$	4,928,000	U.S.$	4,609,600	U.S.$	2,841,000
Depreciation and amortization		570,700		524,300		251,500
Interest income		100,300		11,400		400
Interest expense		716,800		610,300		420,387
(Expense) income from continuing operations		(513,000)		(1,203,200)		550,128
Income tax (expense) benefit		(129,200)		(232,400)		36,872
Net (loss) income		(642,200)		(1,435,600)		587,000
Other comprehensive income		535,400		471,113		32,000
Total comprehensive (loss) income		(106,800)		(964,487)		619,000
Preferred dividends received from TelevisaUnivision		41,250		37,812		—

The table below reconciles the summarized financial information of TelevisaUnivision to the carrying amount of the Group´s interest in TelevisaUnivision for the years ended December 31, 2023, 2022 and 2021 (amounts in thousands of U.S. dollars):

	2023		2022		2021
Net (loss) income	U.S.$	(280,533)	U.S.$	(637,955)	U.S.$	208,638
Other comprehensive income		233,880		209,354		11,374

Net (loss) income	Ps.	(4,940,904)	Ps.	(12,555,817)	Ps.	4,232,441
Other comprehensive income		4,278,446		4,245,660		232,773
Purchase price allocation and other adjustments:
Net income (loss) adjustments		128,148		3,790,887		(4,834,744)
Group’s interest in UHI:
Net loss		(4,812,756)		(8,764,930)		(602,303)
Other comprehensive income		4,278,446		4,245,660		232,773
Reversal of impairment		—		593,838		4,161,704

Combined condensed balance sheet information related to the Group’s share in associates other than TelevisaUnivision as of December 31, 2023 and 2022, including adjustments made by the Group when using the equity method, such as fair value adjustments made at the time of acquisition, is set forth below:

	2023		2022
Current assets	Ps.	17,809	Ps.	17,896
Non-current assets		47,657		39,213
Total assets		65,466		57,109
Current liabilities		12,487		26,952
Non-current liabilities		25,704		1,295
Total liabilities		38,191		28,247
Net assets		27,275		28,862
Goodwill, purchase price allocation and other adjustments		23,002		23,002
Carrying amount of the Group’s interest in associates	Ps.	50,277	Ps.	51,864

Combined condensed balance sheet information related to the Group’s share in joint ventures as of December 31, 2023 and 2022, including adjustments made by the Group when using the equity method, such as fair value adjustments made at the time of acquisition, is set forth below:

	2023		2022
Current assets	Ps.	178,846	Ps.	181,740
Non-current assets		937,841		796,426
Total assets		1,116,687		978,166
Current liabilities		96,005		101,167
Non-current liabilities		1,032,051		891,263
Total liabilities		1,128,056		992,430
Net liabilities	Ps.	(11,369)	Ps.	(14,264)
Goodwill, purchase price allocation and other adjustments		113,837		113,837
Long-term loans granted to GTAC, net		948,549		853,163
Carrying amount of the Group’s interest in joint ventures	Ps.	1,051,017	Ps.	952,736

The Group recognized its share of comprehensive income (loss) of associates and joint ventures other than TelevisaUnivision (formerly known as UH II, the successor company of UHI) for the years ended December 31, 2023, 2022 and 2021, as follows:

	2023		2022		2021
Share of income of associates and joint ventures, net	Ps.	9,223	Ps.	40,287	Ps.	111,629
Share of other comprehensive income of associates and joint ventures:
Foreign currency translation adjustments, net		—		—		58
Other items of comprehensive income (loss), net		85		(114)		12,883
		85		(114)		12,941
Share of comprehensive income of associates and joint ventures	Ps.	9,308	Ps.	40,173	Ps.	124,570